SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carry forwards	¥ 1,512,929	¥ 1,591,988
Deductible advertising expense	444,484	582,306
Leases	193,523	21,115
Provision for credit losses	10,762	13,421
Impairment loss for equity investments accounted for using measurement alternative	865
Less: valuation allowance	(1,977,402)	(2,187,715)	¥ (2,096,090)	¥ (2,005,864)
Net deferred tax assets	185,161	21,115
Leases	(185,161)	(21,115)
Total deferred tax liabilities, net	¥ (185,161)	¥ (21,115)